Fair value option - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets of consolidated investment management funds:
Trading assets	$ 14,276	$ 13,981
Other assets	1,666	2,151
Liabilities of consolidated investment management funds:
Other liabilities	617	422
Investment Management funds
Assets of consolidated investment management funds:
Trading assets	841	846
Other assets	23	45
Total assets	864	891
Liabilities of consolidated investment management funds:
Other liabilities	1	5
Total liabilities	$ 1	$ 5